NOTE 1 - ORGANIZATION, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Revenue Recognition (Policies)	Dec. 31, 2022
Policies
Revenue Recognition

Revenue Recognition – The Company accounts for revenues according to Accounting Standards Update (“ASU”) 2014-09 Revenues from Contracts with Customers (Topic 606) (“ASU 2014-09”).  The Company does not currently have any revenues.